Note 18 - Assets and Liabilities Associated With Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
		December 31,
	2024	2023
Non-current assets held for sale
Solar plant	13,484	13,519

Liabilities associated with assets held for sale
Site restoration liability	93	128